Notes to the interim condensed consolidated statement of financial position - Trade receivables, tax receivables and other current assets - Trade Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade receivables, tax receivables and other current assets
Trade receivables	€ 809	€ 3,807
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables	€ 809	€ 3,807